Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banyou [Member]
Schedule of Related Party Balances [Line Items]
Equity interest of sold percentage		11.5385%
Hangzhou Zhan Ge’s Shares through Sixiang Zhuohong [Member]
Schedule of Related Party Balances [Line Items]
Equity interest acquires, percentage	6.00%